Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other comprehensive Income (loss)	Total
Balance at Dec. 31, 2021	$ 141,075	$ 13,126,493	$ 9,736,066	$ (16,644,958)	$ 2,479	$ 6,361,155
Balance (in Shares) at Dec. 31, 2021	300,252
Sale of ordinary shares and warrants	$ 15,525	23,850,364				23,865,889
Sale of ordinary shares and warrants (in Shares)	43,125
Issuance of ordinary shares for exercise of warrants	$ 7,620	962,591	(587,711)			382,500
Issuance of ordinary shares for exercise of warrants (in Shares)	20,538
Share based expense	$ 676	892,094	14,150			906,920
Share based expense (in Shares)	1,826
Stock option expense			8,917,236			8,917,236
Net loss				(26,387,336)		(26,387,336)
Foreign currency translation					49,703	49,703
Balance at Dec. 31, 2022	$ 164,896	38,831,542	18,079,741	(43,032,294)	52,182	14,096,067
Balance (in Shares) at Dec. 31, 2022	365,741
Sale of ordinary shares and warrants	$ 48,538	6,344,213				6,392,751
Sale of ordinary shares and warrants (in Shares)	111,858
Issuance of ordinary shares for exercise of warrants	$ 3,333	12,132	(15,465)
Issuance of ordinary shares for exercise of warrants (in Shares)	7,644
Issuance of ordinary shares for commitment fee	$ 593	249,407				250,000
Issuance of ordinary shares for commitment fee (in Shares)	1,361
Issuance of ordinary shares for acquisition of intangible asset	$ 3,270	2,051,730				2,055,000
Issuance of ordinary shares for acquisition of intangible asset (in Shares)	7,500
Issuance of ordinary shares for conversion of debt	$ 13,638	3,486,362				3,500,000
Issuance of ordinary shares for conversion of debt (in Shares)	31,475
Share based expense	$ 1,550	532,140	14,150			547,840
Share based expense (in Shares)	3,569
Stock option expense			3,207,789			3,207,789
Net loss				(26,295,727)		(26,295,727)
Foreign currency translation					(504,494)	(504,494)
Balance at Dec. 31, 2023	$ 235,818	51,507,526	21,286,215	(69,328,021)	(452,312)	3,249,226
Balance (in Shares) at Dec. 31, 2023	529,148
Sale of ordinary shares and warrants	$ 308,577	6,690,214	6,765,926			13,764,717
Sale of ordinary shares and warrants (in Shares)	805,141
Issuance of ordinary shares for exercise of warrants	$ 31,277	424,317	(455,594)
Issuance of ordinary shares for exercise of warrants (in Shares)	81,356
Issuance of ordinary shares for conversion of debt	$ 307,973	9,343,420				9,651,393
Issuance of ordinary shares for conversion of debt (in Shares)	807,388
Share based expense	$ 38,480	948,440				986,920
Share based expense (in Shares)	96,400
Stock option expense			149,510			149,510
Expiration of warrants		151,110	(151,110)
Reverse stock split adjustment
Reverse stock split adjustment (in Shares)	(80)
Net loss				(21,650,663)		(21,650,663)
Foreign currency translation					(104,560)	(104,560)
Balance at Dec. 31, 2024	$ 922,125	$ 69,065,027	$ 27,594,947	$ (90,978,684)	$ (556,872)	$ 6,046,543
Balance (in Shares) at Dec. 31, 2024	2,319,353